GENERAL	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
GENERAL

Golar LNG Partners LP (the “Partnership”, “we”, “our”, or “us”) was initially formed as an indirect wholly-owned subsidiary of Golar LNG Limited (“Golar”) in September 2007 under the laws of the Marshall Islands for the purpose of acquiring the interests in wholly owned and partially owned subsidiaries of Golar.

References to Golar in these Consolidated Financial Statements refer, depending on the context, to Golar LNG Limited and to one or any more of its direct or indirect subsidiaries.

We completed our initial public offering (“IPO”) in April 2011. Our common units are traded on the NASDAQ under the symbol: GMLP.

As of December 31, 2018 and 2017, Golar held 30.6% and 30.4% of our common units, respectively. In addition, as of December 31, 2018 and 2017, Golar held a 2% general partner interest in us and 100% of our incentive distributions rights (“IDRs”).

As of December 31, 2018 and 2017, we operated a fleet of six FSRUs and four LNG carriers.

On July 12, 2018 (the “Closing Date”), we acquired an interest in the Hilli Episeyo (the “Hilli”), a floating liquefied natural gas (“FLNG”) vessel through the acquisition of 50% of the common units (the “Hilli Common Units”) in Golar Hilli LLC ("Hilli LLC") (the “Hilli Acquisition”) (see note 10).